Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted Cash	Restricted Cash
The following table provides the components of Restricted cash (dollars in thousands):

	March 31, 2021	December 31, 2020
Reclamation surety bond cash collateral	$39,700	$39,677
As of March 31, 2021, the Company's BLM reclamation obligation was secured with surety bonds totaling $59.9 million, which were partially collateralized by the Restricted cash shown above.	Restricted Cash
The following table provides the components of restricted cash (in thousands):

	December 31, 2020	December 31, 2019
Reclamation surety bond cash collateral	$39,677	$39,477
First Lien Agreement restricted cash - Note 10	—	3,270
Total	$39,677	$42,747
As of December 31, 2020, the Company's BLM reclamation obligation was secured with surety bonds totaling $59.9 million, which were partially collateralized by the restricted cash shown above. Restricted cash from Seller's First Lien Agreement was released on May 29, 2020 when such indebtedness was repaid in conjunction with the Recapitalization Transaction (see Note 3 - Recapitalization Transaction).